Share-based Compensation - Assumptions (Details) - Equity award – share options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	2.35%	1.28%	0.28%
Risk-free interest rate, maximum	3.88%	1.91%	1.46%
Expected term (in years)	10 years	10 years	10 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	50.38%	54.16%	42.39%
Expected volatility, maximum	53.79%	56.70%	59.65%
Expected forfeiture rate (post-vesting)	3.00%	3.00%	3.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	$ 0.0001	$ 0.10	$ 0.10
Fair value of the ordinary shares on the date of option grant (in dollars per share)	0.6250	6.4850	0.8415
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price (in dollars per share)	0.10		1.74
Fair value of the ordinary shares on the date of option grant (in dollars per share)	$ 1.6425	$ 11.5675	$ 8.9816